Leases (Lease Liability) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease Liability, Period Increase (Decrease) Rollforward [Roll Forward]
Lease liability, beginning of year	$ 181.2	$ 223.8
Additions	4.8	5.5
Dispositions	0.0	(3.0)
Financing	7.1	8.9
Cash outflow for leases	(37.1)	(34.1)
Payments on lease liability	(30.0)	(34.1)
Lease modification	0.5	(19.7)
Foreign exchange	0.0	(0.2)
Lease liability, end of year	156.5	181.2
Expected to be incurred within one year	26.4	31.3
Expected to be incurred beyond one year	130.1	$ 149.9
Expense relating to variable lease payments not included in measurement of lease liabilities	2.2
Expense relating to short-term leases for which recognition exemption has been used	$ 0.6